Description of Business, Basis of Presentation, and Recent Developments (Policies)	3 Months Ended
Mar. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Basis of Presentation

Our unaudited condensed consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP" or "U.S. GAAP") and in management’s opinion reflect all adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of results of operations, comprehensive loss, financial condition and cash flows for the periods presented. Results for interim periods are not necessarily indicative of those to be expected for the full year. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes to consolidated financial statements included in the Annual Report on Form 20-F for the year ended December 31, 2021 for our Company.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In the notes to the unaudited condensed consolidated financial statements, all dollar and share amounts in tabulations, except per share amounts, are in millions unless otherwise indicated.

Recently Issued Accounting Pronouncements
Accounting Pronouncements Pending Adoption in Future Periods

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848). The amendments in this ASU temporarily simplify the accounting for contract modifications, including hedging relationships, due to the transition from London Interbank Offering Rate ("LIBOR") and other interbank offered rates to alternative reference interest rates. In January 2021, the FASB issued ASU No. 2021-01, Reference Rate Reform (Topic 848): Scope, which provided clarifying guidance to ASU 2020-04. Under ASU No. 2021-01, entities can elect not to remeasure contracts at the modification date or reassess a previous accounting determination if certain conditions are met. Additionally, entities can elect to continue applying hedge accounting for hedging relationships affected by reference rate reform if certain conditions are met. These ASUs were effective upon issuance and generally can be applied to applicable contract modifications through December 31, 2022. Currently our Senior Credit Facilities and cross currency swaps reference LIBOR-based rates. Our Credit Facilities either contain, or will contain, provisions specifying alternative interest rate calculations to be employed when LIBOR ceases to be available as a benchmark. We have adhered to the ISDA 2020 IBOR Fallbacks Protocol, which will govern our derivatives upon the final cessation of USD LIBOR. We do not expect a significant impact to our operating results, financial position or cash flows from the transition from LIBOR to alternative reference interest rates, but we will continue to monitor the impact of this transition until it is completed.